Relationship between Plans Benefit Obligations and Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans | Benefit Obligation
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets	$ 385,013	$ 288,532
Plans with accumulated benefit obligation in excess of plan assets	324,247	248,952
Pension Benefits, U.S. Plans | Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets	198,208	212,215
Plans with accumulated benefit obligation in excess of plan assets	198,208	212,215
Pension Benefits, Non-U.S. Plans | Benefit Obligation
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets	174,358	161,632
Plans with accumulated benefit obligation in excess of plan assets	83,465	78,269
Plans with assets in excess of projected benefit obligations	980
Plans with assets in excess of accumulated benefit obligations	73,198	65,144
Pension Benefits, Non-U.S. Plans | Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets	136,296	141,639
Plans with accumulated benefit obligation in excess of plan assets	62,902	68,632
Plans with assets in excess of projected benefit obligations	1,022
Plans with assets in excess of accumulated benefit obligations	$ 74,416	$ 73,007